RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
ProBio Inc.	Controlled by Genscript or its parent, Genscript Corporation
Nanjing ProBio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Zhenjiang ProBio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Biotech (Netherlands) B.V.	Controlled by Genscript or its parent, Genscript Corporation
(a)In addition to the transactions detailed elsewhere in the consolidated financial statements, the Company had the following transactions with related parties during the year
(i)Sales of products and sales-based royalties from related parties:

	2024	2023	2022
	US$’000	US$’000	US$’000
Nanjing ProBio Biotech Co., Ltd.	320	179	328
The sale was mainly generated from sales-based royalties related to the exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(ii)Purchases from related parties:

	2024	2023	2022
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	5,653	4,078	6,174
Genscript USA Holdings Inc	951	389	380
Zhenjiang ProBio Biotech Co., Ltd	819	303	1,306
Genscript USA Incorporated	584	473	1,028
Nanjing ProBio Biotech Co., Ltd.	239	35	237
ProBio Inc.	130	—	8
Jiangsu GenScript Biotech Co., Ltd	92	1	51
Genscript Biotech (Netherlands) B.V.	4	—	5
Total	8,472	5,279	9,189
The transactions were made according to the price and terms agreed with related parties.
(iii)Lease contract guarantee
In 2018, Legend Ireland entered into a property lease agreement with a third party in Dublin with lease period from 2018 to August 2028. Genscript provided a guarantee on Legend Ireland’s payment obligations under the lease agreement for nil consideration. In December 2024, Legend Ireland entered into a deed of variation and release relating to this lease agreement which, among other things, extended the term of the lease through August 2028 and released Genscript from its guaranty of the lease.
(b)Outstanding balances with related parties:
The Company had the following significant balances with its related parties at the end of the year:
(i)Due to related parties.

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	906	265
Genscript USA Incorporated	15	35
Jiangsu GenScript Biotech Co., Ltd	91	—
Zhenjiang ProBio Biotech Co., Ltd.	265	272
Nanjing ProBio Biotech Co., Ltd.	124	—
Total	1,401	572

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	615	892
GenScript USA Holding Inc.	951	—
Total	1,566	892

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Lease liabilities
Nanjing GenScript Biotech Co., Ltd.	58	136
Except for lease liabilities with incremental borrowing rates with 5.14% repayable over 5 years, all other related party balances are unsecured and repayable on demand and interest free.
(ii)Compensation of key management personnel of the Company:

	2024	2023	2022
	US$’000	US$’000	US$’000
Equity-settled share-based compensation expense	23,378	8,037	3,582
Short-term employee benefits	2,247	2,691	2,170
Termination benefits	206	—	—
Total	25,831	10,728	5,752